Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Mar. 23, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000005532
Account Value [Line Items]
Account Value	$ 18,978	$ 18,802	$ 18,808	$ 18,362	$ 17,565	$ 17,061	$ 15,909	$ 15,730	$ 15,171	$ 14,834	$ 14,835	$ 14,672	$ 15,257	$ 16,306	$ 17,052	$ 17,409	$ 16,844	$ 16,026	$ 15,235	$ 14,518	$ 13,112	$ 13,152	$ 13,447	$ 12,990	$ 12,455	$ 12,423	$ 11,969	$ 12,420	$ 12,202	$ 12,197	$ 11,987	$ 11,529	$ 11,149	$ 10,718	$ 10,154	$ 10,210	$ 9,838		$ 9,213	$ 9,716	$ 9,501	$ 10,000
C000169938
Account Value [Line Items]
Account Value	1,000,649	990,987	990,543	967,098	924,630	898,200	836,895	827,193	797,883	779,465	779,615	770,956	801,347	856,108	894,943	913,031	883,426	840,528	798,747	760,854	686,883	688,970	704,112	679,924	651,624	649,932	626,194	649,502	638,131	637,318	626,118	602,184	582,091	559,364	529,926	532,620	512,965	$ 500,000
MSCI All Country World Index Net
Account Value [Line Items]
Account Value	24,225	23,630	23,559	22,704	21,315	20,538	18,680	18,393	17,252	16,677	16,677	16,141	17,106	18,179	18,870	19,189	18,351	16,862	15,821	14,917	12,937	12,946	13,756	12,802	12,271	12,462	12,101	12,837	12,432	12,568	12,221	11,522	11,116	10,579	9,805	9,839	9,458		8,666	9,457	9,174	10,000
MSCI All Country World Index Net
Account Value [Line Items]
Account Value	1,316,981	1,284,638	1,280,770	1,234,267	1,158,784	1,116,497	1,015,537	999,894	937,858	906,626	906,626	877,484	929,948	988,272	1,025,836	1,043,193	997,610	916,688	860,095	810,935	703,308	703,794	747,850	695,937	667,085	677,468	657,870	697,876	675,825	683,223	664,378	626,401	604,297	575,132	533,035	534,870	514,168	500,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Account Value	18,495	18,063	18,078	17,696	16,735	16,442	15,432	15,315	14,798	14,666	14,619	14,383	15,030	15,907	16,330	16,674	16,229	15,326	14,783	14,064	12,932	12,872	13,226	12,648	12,192	12,176	11,763	12,187	11,893	11,885	11,784	11,352	11,064	10,771	10,255	10,311	9,927		$ 9,310	$ 9,703	$ 9,526	$ 10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Account Value	$ 956,533	$ 934,191	$ 934,968	$ 915,184	$ 865,517	$ 850,356	$ 798,102	$ 792,057	$ 765,338	$ 758,512	$ 756,083	$ 743,871	$ 777,317	$ 822,674	$ 844,566	$ 862,337	$ 839,345	$ 792,639	$ 764,564	$ 727,363	$ 668,816	$ 665,713	$ 684,022	$ 654,107	$ 630,552	$ 629,700	$ 608,343	$ 630,305	$ 615,078	$ 614,665	$ 609,451	$ 587,079	$ 572,198	$ 557,056	$ 530,360	$ 533,251	$ 513,380	$ 500,000